Long-Term Debt, Net	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net

8        Long-Term Debt, net

            Long-term debt in the consolidated statement of financial position is analysed as follows:

	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A. & Longevity Maritime Limited	37,000	(601)	36,399
(b)	Globus Maritime Ltd. – Firment Shipping Inc.	307	-	307

	Total at June 30, 2020	37,307	(601)	36,706
	Less: Current Portion	(2,985)	306	(2,679)
	Long-Term Portion	34,322	(295)	34,027

	Total at December 31, 2019	38,487	(741)	37,746
	Less: Current Portion	(1,487)	292	(1,195)
	Long-Term Portion	37,000	(449)	36,551

Details of the Company’s credit facilities and debt securities are discussed in Note 11 of the Company’s consolidated financial statements for the year ended December 31, 2019, included in the 2019 Annual Report.

As of June 30, 2020, the Company was in compliance with the loan covenants of the agreements with the lenders, as these were waived or relaxed.

In more detail:

(a)  In June 2019, Globus through its wholly owned subsidiaries, Devocean Maritime Ltd.(the “Borrower A”), Domina Maritime Ltd. (the “Borrower B”), Dulac Maritime S.A. (the “Borrower C”), Artful Shipholding S.A. (the “Borrower D”) and Longevity Maritime Limited (the “Borrower E”), vessel owning companies of m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe and m/v Sun Globe, respectively, entered a new term loan facility for up to $37,000 with EnTrust Global’s Blue Ocean Fund for the purpose of refinancing the existing indebtedness secured on the ships and for general corporate purposes. The loan facility is in the names of Devocean Maritime Ltd., Domina Maritime Ltd, Dulac Maritime S.A., Artful Shipholding S.A. and Longevity Maritime Limited as the borrowers and is guaranteed by Globus. The loan facility bears interest at LIBOR plus a margin of 8.50% (or 10.5% default interest) for interest periods of three months. This loan facility will be referred as EnTrust loan facility.

On June 24, 2019, the Company drew down $37,000 and fully prepaid the existing loan facilities with Hamburg Commercial Bank AG (formerly known as HSH Nordbank AG) and Macquarie Bank International Limited. The EnTrust loan facility consists of five Tranches, one for each vessel (see 2019 Annual Report for details).

The EnTrust loan facility contains various covenants requiring the vessels owning companies and/or Globus to, amongst others things, ensure that:

  The Borrowers shall maintain a minimum liquidity at all times of not less than $250 for each mortgaged ship.

  The Parent Guarantor shall maintain, on a consolidated basis, at the end of each calendar quarter liquid funds in an amount, in aggregate, of not less than 5 per cent of the consolidated “Financial Indebtedness”, as described in the loan agreement, of the Group as reflected in the most recent financial statements of the Parent Guarantor.

  Each Borrower shall maintain in its earnings account during a “Cash Sweep Period”, which is the period commencing on the relevant Utilisation Date and ending on September 30, 2019 and each three-month period thereafter commencing on  January 1, April 1, July 1 and October 1, in each financial year of that Borrower, with the last such three-month period commencing on June 30, 2020 and ending on September 30, 2020, the applicable “Buffer Amount”, which is in relation to a Borrower for a Cash Sweep Period, the product of:

(a) an amount equal to the lower of:

(i) $1,000; and

(ii) the difference between the daily time charter equivalent rate of the Ship owned by that Borrower, as evidenced in the management accounts, and the “Break-Even Expenses”, as described in the loan agreement, of that ship for that Cash Sweep Period; and

(b) the actual number of days lapsed during that Cash Sweep Period for that Borrower.

  The aggregate Market Value of the Mortgaged Ships; plus the net realisable value of additional Security previously provided plus the amount standing to credit of the Liquidity Account and the Reserve Account, is above the Relevant Percentage of the outstanding Loan.

The Relevant Percentage should be (i) during the period commencing from the date of the Agreement and ending on the date falling on the second anniversary thereafter, 125 per cent. of the outstanding Loan; and (ii) at all other times, 135 per cent. of the outstanding Loan.

  Each of Borrower B, Borrower C and Borrower D shall create a reserve fund in the Reserve Account to meet the anticipated dry docking and special survey fees and expenses for the Ship owned by it, by maintaining in the Reserve Account a minimum credit balance (the "Accruing Dry Docking and Special Survey Reserves") which may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that Ship), in an amount equal to, at each Quarter End Date, the product of:

(i) $500; and

(ii) the number of days elapsed from the relevant Utilisation Date until such Quarter End Date, and that Borrower shall ensure that the credit balance of the Reserve Account shall be increased to meet the required amount of the Accruing Dry Docking and Special Survey Reserves by no later than each Quarter End Date.

Each of Borrower A and Borrower E shall deposit on the relevant Utilisation Date in the Reserve Account to meet the anticipated dry docking and special survey fees and expenses for Ship which is owned by it, a minimum credit balance in an amount equal to $450 which may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that Ship).

  No Borrower shall incur or permit to be outstanding any Financial Indebtedness except “Permitted Financial Indebtedness”.

"Permitted Financial Indebtedness" means:

(a) any Financial Indebtedness incurred under the Finance Documents;

(b) any Financial Indebtedness that is subordinated to all Financial Indebtedness incurred under the Finance Documents pursuant to a Subordination Agreement or otherwise and which is, in the case of any such Financial Indebtedness of the Borrower, the subject of Subordinated Debt Security; and

(c) any “Permitted Trade Debt”.

"Permitted Trade Debt" means any trade debt on arm's length commercial terms reasonably incurred in the ordinary course of owning, operating, trading, chartering, maintaining and repairing a Ship which remains unpaid for over 15 days of its due date and which does not exceeds $400 (or the equivalent in any other currency) per Ship at any relevant time.

On May 5, 2020, the Company and EnTrust Global’s Blue Ocean Fund agreed to waive all the above covenants and provided relaxation for the “Permitted Financial Indebtedness”, for the period commencing on March 31, 2020 and ending on September 30, 2020.  Regarding the “Permitted Financial Indebtedness” the Lenders agreed to increase the maximum level of “Permitted Trade Debt” from $400 to $600 per vessel, which was satisfied as of June 30, 2020.

The Company was in compliance with the waived/relaxed covenants of EnTrust Loan Agreement as of June 30, 2020.

   (b)  As of June 30, 2020, the amount drawn and outstanding with respect to Firment Shipping Credit Facility was $800. As of June 30, 2020, the non-derivative host was classified under “Long-term borrowings, net of current portion” in the consolidated statement of financial position and was $307 and the derivative component amounted to $713 and was classified under “Fair value of derivative financial instruments” in the consolidated statement of financial position. For the period ended June 30, 2020, the Company recognized a loss on this derivative financial instrument amounting to $189 and for the period ended June 30, 2019 the Company recognized a gain on this derivative financial instrument amounting to $9, which was classified under “gain / (loss) on derivative financial instruments” in the consolidated statements of comprehensive loss.

As of June 30, 2020, there was an amount of $14,200 available to be drawn under the Firment Shipping Credit Facility, as amended and restated on May 8, 2020. The Amended and Restated Agreement converted the existing Revolving Credit Facility to a Term Credit Facility and extended the maturity date to October 31, 2021.

The Firment Shipping Credit Facility requires that Athanasios Feidakis remains Chief Executive Officer and that Firment Shipping maintains at least a 40% shareholding in Globus, other than due to actions taken by Firment Shipping, such as sales of shares. In connection with the public offering on June 22, 2020 and the registered direct offering on June 30, 2020 (collectively, the “Filings”), the Company obtained waivers from Firment Shipping Inc. The waivers consented to the Company making the Filings and waived any breach of the 40% covenant resulting by the issuance of common shares and warrants.

             As of June 30, 2020, the Company was in compliance with the loan covenants of the Firment Shipping Credit Facility.

On July 27, 2020, the Company repaid the total outstanding principal and interest of the Firment Shipping Credit Facility amounting to $863.

   (c)  On March 13, 2019, the Company signed a securities purchase agreement with a private investor and on the same date issued, for gross proceeds of $5 million, a senior convertible note (the “Convertible Note”) that was convertible into shares of the Company’s common stock, par value $0.004 per share. If not converted or redeemed beforehand pursuant to the terms of the Convertible Note, the Convertible Note matures upon the anniversary of its issue. The Convertible Note was issued in a transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”).

The Convertible Note provides for interest to accrue at 10% annually, which interest shall be paid on the first anniversary of the Convertible Note’s issuance unless the Convertible Note was converted or redeemed pursuant to its terms beforehand. The interest could be paid in common shares of the Company, if certain conditions described within the Convertible Note were met. With respect to the Convertible Note, the Company also signed a registration rights agreement with the private investor pursuant to which it agreed to register for resale the shares that could be issued pursuant to the Convertible Note.  The registration rights agreement contained liquidated damages if the Company was unable to register for resale the shares into which the Convertible Note could be converted and maintain such registration.

As per the conversion clause included in the Convertible Note, the Company had recognized this agreement as a hybrid agreement which included an embedded derivative. This embedded derivative was separated to the derivative component and the non-derivative host. The derivative component was shown separately from the non-derivative host in the consolidated statement of financial position at fair value. The changes in the fair value of the derivative financial instrument were recognized in the consolidated statement of comprehensive loss. The initial amount drawn with respect to the Convertible Note was $5,000. The non-derivative host and the derivative component that was initially recognized amounted to $1,783 and $3,217, respectively.

Further to the conversion clause included into the Convertible Note for the period ended June 30, 2020 a total amount of approximately $1,168, principal and accrued interest, was converted to share capital with the conversion price of $1 per share and a total number of 1,167,767 new shares issued in name of the holder of the Convertible Note. On March 13, 2020, Company and the holder of the Convertible Note entered into a waiver regarding the Convertible Note (the “Waiver”). The Waiver waived the Company’s obligation to repay the Convertible Note on the existing maturity date of March 13, 2020 and did not require the Company to repay the Convertible Note until March 13, 2021.

On June 25, 2020, the Company repaid the total outstanding principal and interest of the Convertible Note amounting to $2,528. The Company recognized a loss on this derivative financial instrument amounting to $1,343, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive loss.

           The contractual annual loan principal payments per loan facility to be made subsequent to June 30, 2020, were as follows:

	(a)	(b)	Total
June 30,	EnTrust	Firment
2021	2,985	-	2,985
2022	34,015	800	34,815
Total	37,000	800	37,800